Fees Summary	Feb. 26, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,750,000,000
Previously Paid Amount	0
Total Fee Amount	421,025
Total Offset Amount	$ 0
Narrative Disclosure	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering.
Net Fee	$ 421,025
Narrative - Max Aggregate Offering Price	$ 2,750,000,000
Final Prospectus	true